Common Stock (Narrative) (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Issuance of common stock (shares)	8,290,000	4,070,000.00
Gross proceeds from Issuance of Common Stock	$ 424	$ 277
Percentage of outstanding stock maximum	10.00%
ATM Program
Debt Instrument [Line Items]
Maximum common stock issued from treasury amount	$ 600
ATM Program | Common Stock
Debt Instrument [Line Items]
Issuance of common stock (shares)	8,287,037	4,072,469
Gross proceeds from Issuance of Common Stock	$ 400	$ 250
Net proceeds from issuance of common stock	$ 397	$ 248
Average price per share, issued	$ 48.27	$ 61.31
Employee Stock Option Plan
Debt Instrument [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	6,000,000	6,000,000
Share Unit Plans
Debt Instrument [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	2,000,000	2,700,000
Dividend Reinvestment
Debt Instrument [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	18,000,000	10,000,000